Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 18,184,787	$ 11,855,861	$ 13,850,168
Restricted cash — client funds (segregated)	7,699,708	5,813,888	11,526,789
Accounts receivable, net of allowance for doubtful accounts of $22,382 and $22,382, respectively	177,775	188,415	25,000
Prepaid expenses – current	326,047	353,089	156,335
Related party receivable	21,783,493	40,090,051	1,682,450
Total Current Assets	48,171,810	58,301,304	27,240,742
Fixed assets, net	180,424	199,058	185,195
Other Non-Current Assets
Prepaid	215,178	244,008
Capitalized software, net	1,879,461	1,480,246	1,163,309
Investment through subsidiary	35,745	36,062	36,062
Accrued income	2,297,095	279,889	2,073,193
Acquired intangible assets	1,280,522	1,326,062	1,317,108
Tax receivable	85,119	190,346	167,907
Other trade and tax receivable	88,986
Fair value of trading positions for the firm, profit	89,116	1,183,873	607,157
Right of use (lease)	766,338	811,038	978,254
Total assets	55,089,794	64,051,886	33,768,927
Current liabilities:
Accounts payable	357,840	166,212	229,316
Line of credit	297,862	111,352	115,337
Accrued expenses, related party	1,152,784	532,287	519,500
Business acquisition loan	2,350,000	2,350,000	350,000
Cares act- paycheck protection program advance			5,661
Related party advances	1,931,797	29,197,470	7,992,840
Client funds payable	7,699,708	5,813,888	11,526,789
Operating lease liability, current	143,802	165,692	181,580
Other current liabilities	831,415	2,132,993	5,328,110
Financial liability at fair value through profit and loss	172,968
Income tax payable	170,382
Total Current liabilities	15,108,558	40,469,894	26,249,133
Deferred tax liabilities	191,469	377,975	333,418
SBA loan – non-current	101,426	105,678	114,184
Client funds payable			11,526,789
Operating lease liability, non-current	338,253	364,655	530,348
Accrued interest – non-current	39,609	42,396	70,493
Total liabilities	15,779,315	41,360,598	27,297,576
Commitments and Contingencies (Note 10)
Stockholders’ Deficit:
Common stock, par value $0.0001, 750,000,000 shares authorized; 423,084,729 and 391,084,729 shares issued and outstanding, as of December 31, 2025, and December 31, 2024	423	423	39,108
Additional paid-in capital, Common Series A, Series B	29,254,158	26,959,111	16,883,620
Subscription receivable	(8,000,000)	(8,000,000)	(8,000,000)
Accumulated other comprehensive income	78,321	296,257	(72,781)
Accumulated deficit	17,979,684	3,401,487	(2,396,102)
Total FDCTech, Inc. stockholders’ equity (deficit)	39,313,273	22,657,965	6,454,531
Noncontrolling interest	(2,794)	33,323	16,820
Total Stockholders’ Equity	39,310,479	22,691,288	6,471,351
Total liabilities and stockholders’ equity (deficit)	55,089,794	64,051,886	33,768,927
Related Party [Member]
Current liabilities:
Accrued expenses, related party			519,500
Previously Reported [Member]
Current assets:
Cash and cash equivalents		11,855,861
Restricted cash — client funds (segregated)		5,813,888
Accounts receivable, net of allowance for doubtful accounts of $22,382 and $22,382, respectively		188,415
Prepaid expenses – current		353,089
Related party receivable		40,090,051
Total Current Assets		58,301,304
Fixed assets, net		199,058
Other Non-Current Assets
Prepaid		244,008
Capitalized software, net		1,480,246
Investment through subsidiary		36,062
Accrued income		279,889
Acquired intangible assets		1,326,062
Tax receivable		190,346
Fair value of trading positions for the firm, profit		1,183,873
Right of use (lease)		811,038
Total assets		64,051,886
Current liabilities:
Accounts payable		166,212
Line of credit		111,352
Business acquisition loan		2,350,000
Cares act- paycheck protection program advance
Related party advances		29,197,470
Operating lease liability, current		165,692
Other current liabilities		2,132,993
Total Current liabilities		40,469,894
Deferred tax liabilities		377,975
SBA loan – non-current		105,678
Client funds payable		5,813,888
Operating lease liability, non-current		364,655
Accrued interest – non-current		42,396
Total liabilities		41,360,598
Commitments and Contingencies (Note 10)
Stockholders’ Deficit:
Common stock, par value $0.0001, 750,000,000 shares authorized; 423,084,729 and 391,084,729 shares issued and outstanding, as of December 31, 2025, and December 31, 2024		42,308
Additional paid-in capital, Common Series A, Series B		26,917,226
Subscription receivable		(8,000,000)
Accumulated other comprehensive income		296,257	(53,270)
Accumulated deficit		3,401,487
Total FDCTech, Inc. stockholders’ equity (deficit)		22,657,965
Noncontrolling interest		33,323
Total Stockholders’ Equity		22,691,288	6,471,351
Total liabilities and stockholders’ equity (deficit)		64,051,886
Previously Reported [Member] | Related Party [Member]
Current liabilities:
Accrued expenses, related party		532,287
Series A Preferred Stock [Member]
Stockholders’ Deficit:
Preferred Stock, value	450	450	450
Series A Preferred Stock [Member] | Previously Reported [Member]
Stockholders’ Deficit:
Preferred Stock, value		450
Series B Preferred Stock [Member]
Stockholders’ Deficit:
Preferred Stock, value	$ 237	237	$ 236
Series B Preferred Stock [Member] | Previously Reported [Member]
Stockholders’ Deficit:
Preferred Stock, value		$ 237